Commitments and Contingencies - Schedule of Future Minimum Payments Relating to Contractual Purchase Obligations (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual Purchase Obligations [Line Items]
2013	14,043
2014	13
Total	14,056
Advertising services [Member]
Contractual Purchase Obligations [Line Items]
2013	4,749
2014	13
Total	4,762
Office furnishings [Member]
Contractual Purchase Obligations [Line Items]
2013	2,400
2014
Total	2,400
Office building [Member]
Contractual Purchase Obligations [Line Items]
2013	6,894
2014
Total	6,894